Consolidated Schedule of Investments

July 31, 2022

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–48.53%(a)
Argentina–4.17%
Argentina Treasury Bond BONCER,

1.40%, 03/25/2023	ARS	1,266,000,000	$ 25,810,213

1.50%, 03/25/2024	ARS	788,313,000	13,782,011

4.00%, 04/27/2025	ARS	117,500,000	4,520,229

2.00%, 11/09/2026	ARS	1,075,000,000	14,846,958

Argentine Bonos del Tesoro, 15.50%, 10/17/2026	ARS	135,000,000	367,758

Provincia de Buenos Aires Government Bonds, 55.19% (BADLAR + 3.75%), 04/12/2025(b)	ARS	120,000,000	833,970

			60,161,139

Australia–0.75%

Australia Government Bond, Series 50CI, 1.00%, 02/21/2050(c)	AUD	15,000,000	10,781,922

Austria–0.15%

Erste Group Bank AG, 4.25%(c)(d)(e)	EUR	2,600,000	2,204,480

Belgium–1.38%
KBC Group N.V.,

4.25%(c)(d)(e)	EUR	7,000,000	6,527,269

4.75%(c)(d)(e)	EUR	2,800,000	2,855,429

Kingdom of Belgium Government Bond, Series 88, 1.70%, 06/22/2050	EUR	11,137,000	10,497,653

			19,880,351

Brazil–9.74%
Brazil Notas do Tesouro Nacional,

10.00%, 01/01/2027	BRL	397,000,000	70,758,433

Series B, 6.00%, 05/15/2055	BRL	28,000,000	21,111,233

Series F, 10.00%, 01/01/2029	BRL	270,800,000	46,516,117

Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032	BRL	13,315,125	2,277,475

			140,663,258

Canada–0.73%

Canadian Government Bond, 1.25%, 12/01/2047	CAD	12,725,089	10,547,112

Chile–0.88%

Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033	CLP	16,000,000,000	12,637,193

	Principal Amount		Value
China–1.44%

China Government Bond, 3.72%, 04/12/2051	CNY	130,000,000	$ 20,750,320

Colombia–4.32%
Colombian TES,

Series B, 7.75%, 09/18/2030	COP	175,000,000,000	31,760,292

Series B, 9.25%, 05/28/2042	COP	16,250,000,000	2,836,971

Series B, 7.25%, 10/26/2050	COP	151,500,000,000	20,933,336

Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044	COP	8,000,000,000	1,189,643

Fideicomiso PA Costera, Series B, 6.25%, 01/15/2034	COP	6,107,644,400	1,232,357

PA Autopista Rio Magdalena, 6.05%, 06/15/2036	COP	23,500,000,000	4,437,337

			62,389,936

Egypt–0.33%

Egypt Government International Bond, 4.75%, 04/16/2026	EUR	6,800,000	4,830,568

France–0.52%

Accor S.A., 4.38%(c)(d)(e)	EUR	2,500,000	2,416,407
Credit Agricole S.A.,

4.00%(c)(d)(e)	EUR	1,500,000	1,399,925

7.50%(c)(d)(e)	GBP	2,968,000	3,663,225

			7,479,557

Germany–0.61%

Bayer AG, 2.38%, 11/12/2079(c)(d)	EUR	5,000,000	4,740,374

Deutsche Lufthansa AG, 4.38%, 08/12/2075(c)(d)	EUR	5,000,000	4,080,819

			8,821,193

Greece–1.15%
Hellenic Republic Government Bond,

1.88%, 01/24/2052	EUR	24,700,000	16,305,505

Series GDP, 0.00%, 10/15/2042	EUR	107,000,000	227,467

			16,532,972

India–3.60%
India Government Bond,

8.40%, 07/28/2024	INR	1,997,000,000	25,961,505

8.15%, 11/24/2026	INR	500,000,000	6,565,629

State of Gujarat India, 7.52%, 05/24/2027	INR	500,000,000	6,374,390

State of Maharashtra India, 7.99%, 10/28/2025	INR	500,000,000	6,459,651

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

	Principal Amount		Value
India–(continued)

State of Tamil Nadu India, 8.53%, 03/09/2026	INR	500,000,000	$ 6,568,243

			51,929,418

Ivory Coast–0.21%

Ivory Coast Government International Bond, 4.88%, 01/30/2032	EUR	3,950,000	3,022,897

Malaysia–0.54%

Malaysia Government Bond, Series 317, 4.76%, 04/07/2037	MYR	33,000,000	7,846,847

Mexico–2.39%
Mexican Bonos,

Series M, 7.75%, 05/29/2031	MXN	581,000,000	26,917,012

Series M 30, 8.50%, 11/18/2038	MXN	160,000,000	7,643,144

			34,560,156

Netherlands–0.64%

Cooperatieve Rabobank U.A., 4.38%(c)(d)(e)	EUR	9,600,000	9,241,589

New Zealand–0.94%

New Zealand Government Bond, Series 551, 2.75%, 05/15/2051	NZD	26,000,000	13,510,585

Poland–2.15%

Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	200,000,000	31,103,203

Romania–0.20%

Romanian Government International Bond, 2.00%, 04/14/2033	EUR	4,106,000	2,953,470

Russia–0.00%

Mos.ru, 5.00%, 08/22/2034	RUB	103,214,253	0
Russian Federal Bond - OFZ,

Series 6219, 7.75%, 09/16/2026(f)	RUB	3,000,000,000	0

Series 6236, 5.70%, 05/17/2028(f)	RUB	700,000,000	0

			0

South Africa–7.15%
Republic of South Africa Government Bond,

Series 2030, 8.00%, 01/31/2030	ZAR	792,700,000	41,960,158

Series 2032, 8.25%, 03/31/2032	ZAR	533,300,000	27,287,504

Series 2037, 8.50%, 01/31/2037	ZAR	700,000,000	33,989,170

			103,236,832

	Principal Amount		Value
Spain–1.32%
Banco Bilbao Vizcaya Argentaria S.A.,

6.00%(c)(d)(e)	EUR	1,800,000	$ 1,827,042

6.00%(c)(d)(e)	EUR	600,000	589,621
Banco Santander S.A.,

4.38%(c)(d)(e)	EUR	4,400,000	4,023,199

4.13%(d)(e)	EUR	2,000,000	1,645,414
CaixaBank S.A.,

5.25%(c)(d)(e)	EUR	2,000,000	1,821,706

5.88%(c)(d)(e)	EUR	2,400,000	2,322,912

Repsol International Finance B.V., 3.75%(c)(d)(e)	EUR	2,500,000	2,413,979

Telefonica Europe B.V., 2.88%(c)(d)(e)	EUR	5,000,000	4,432,021

			19,075,894

Supranational–0.78%
African Development Bank,

0.00%, 04/05/2046(g)	ZAR	600,000,000	4,967,509

0.00%, 01/17/2050(g)	ZAR	310,000,000	2,028,430

International Finance Corp., 0.00%, 03/23/2038(g)	MXN	350,000,000	4,312,869

			11,308,808

Sweden–0.13%

Heimstaden Bostad AB, 3.38%(c)(d)(e)	EUR	2,500,000	1,855,863

Switzerland–0.30%

Dufry One B.V., 2.00%, 02/15/2027(c)	EUR	5,000,000	4,330,936

United Kingdom–2.01%
Barclays PLC,

6.38%(c)(d)(e)	GBP	2,025,000	2,335,036

8.88%(c)(d)(e)	GBP	2,150,000	2,748,968

Gatwick Airport Finance PLC, 4.38%, 04/07/2026(c)	GBP	5,400,000	5,632,703
HSBC Holdings PLC,

5.25%(c)(d)(e)	EUR	5,000,000	5,113,959

5.88%(d)(e)	GBP	2,500,000	2,939,397
International Consolidated Airlines Group S.A.,

2.75%, 03/25/2025(c)	EUR	2,400,000	2,204,807

1.50%, 07/04/2027(c)	EUR	2,600,000	2,009,956

Nationwide Building Society, 5.75%(c)(d)(e)	GBP	2,500,000	2,816,771
NatWest Group PLC,

5.13%(d)(e)	GBP	1,550,000	1,680,851

4.50%(d)(e)	GBP	1,550,000	1,551,363

			29,033,811

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $860,076,761)			700,690,310

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

	Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–17.27%
Bahamas–0.13%

Bahamas Government International Bond, 9.00%, 06/16/2029	$	2,500,000	$ 1,922,500

Brazil–0.40%

CSN Inova Ventures, 6.75%, 01/28/2028(c)		2,500,000	2,332,188
Klabin Austria GmbH,

5.75%, 04/03/2029		1,000,000	1,006,555

7.00%, 04/03/2049(h)		2,500,000	2,418,234

			5,756,977

Chile–0.76%

AES Andes S.A., 6.35%, 10/07/2079(d)		2,500,000	2,140,962

Mercury Chile Holdco LLC, 6.50%, 01/24/2027		10,000,000	8,800,000

			10,940,962

Colombia–1.13%

Bancolombia S.A., 4.88%, 10/18/2027(d)		10,000,000	9,205,250

Colombia Government International Bond, 4.13%, 02/22/2042		5,000,000	3,409,780

Ecopetrol S.A., 4.63%, 11/02/2031		4,546,000	3,750,041

			16,365,071

Denmark–0.17%

Danske Bank A/S, 7.00%(c)(d)(e)		2,500,000	2,423,000

Dominican Republic–0.37%
Dominican Republic International Bond,

4.50%, 01/30/2030(c)		975,000	846,672

4.88%, 09/23/2032		3,300,000	2,783,508

5.30%, 01/21/2041		2,110,000	1,655,212

			5,285,392

Ecuador–0.11%

Ecuador Government International Bond, 5.50%, 07/31/2030(c)(i)		2,500,000	1,517,156

Egypt–0.33%
Egypt Government International Bond,

7.63%, 05/29/2032		2,000,000	1,264,376

8.50%, 01/31/2047		3,550,000	2,076,750

8.88%, 05/29/2050(c)		2,500,000	1,487,775

			4,828,901

El Salvador–0.03%

El Salvador Government International Bond, 5.88%, 01/30/2025(c)		1,000,000	465,000

	Principal Amount		Value
France–1.16%
Credit Agricole S.A.,

8.13%(c)(d)(e)	$	2,500,000	$ 2,667,700

6.88%(c)(d)(e)(h)		2,500,000	2,525,702

Electricite de France S.A., 5.25%(c)(d)(e)(h)		2,600,000	2,499,250
Societe Generale S.A.,

7.38%(c)(d)(e)		2,500,000	2,479,015

4.75%(d)(e)		7,500,000	6,560,519

			16,732,186

Guatemala–0.44%

CT Trust, 5.13%, 02/03/2032		2,817,000	2,524,060
Guatemala Government Bond,

4.90%, 06/01/2030		1,560,000	1,536,923

3.70%, 10/07/2033		2,661,000	2,220,512

			6,281,495

Hong Kong–0.26%
Melco Resorts Finance Ltd.,

4.88%, 06/06/2025		2,500,000	2,039,750

5.75%, 07/21/2028		2,500,000	1,782,243

			3,821,993

India–1.32%

Adani Electricity Mumbai Ltd., 3.87%, 07/22/2031		2,500,000	1,950,925

JSW Steel Ltd., 3.95%, 04/05/2027		6,000,000	5,100,142
Network i2i Ltd.,

5.65%(c)(d)(e)		1,500,000	1,458,180

3.98%(c)(d)(e)		1,500,000	1,258,290

Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/2029(c)		5,000,000	4,459,609

Reliance Industries Ltd., 4.88%, 02/10/2045		5,000,000	4,799,368

			19,026,514

Indonesia–0.77%

PT Indofood CBP Sukses Makmur Tbk, 4.75%, 06/09/2051(c)		7,000,000	5,218,970

PT Pertamina (Persero), 4.18%, 01/21/2050(c)		2,500,000	2,035,651

PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.38%, 02/05/2050		5,000,000	3,908,650

			11,163,271

Iraq–0.10%

Iraq International Bond, 5.80%, 01/15/2028		1,718,750	1,488,137

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

	Principal Amount		Value
Ireland–0.60%
Coriolanus DAC,

Series 116, 0.00%, 04/30/2025(g)	$	1,039,953	$ 996,804

Series 119, 0.00%, 04/30/2025(g)		1,106,384	1,060,478

Series 120, 0.00%, 04/30/2025(g)		1,384,913	1,327,452

Series 122, 0.00%, 04/30/2025(g)		1,213,401	1,163,056

Series 124, 0.00%, 04/30/2025(g)		974,564	934,129

Series 126, 0.00%, 04/30/2025(g)		1,090,261	1,045,025

Series 127, 0.00%, 04/30/2025(g)		1,262,841	1,210,444

0.00%, 04/30/2025(g)		991,129	950,006

			8,687,394

Ivory Coast–0.19%

Ivory Coast Government International Bond, 5.38%, 07/23/2024(c)		3,009,000	2,785,883

Kazakhstan–0.21%

Development Bank of Kazakhstan JSC, 5.75%, 05/12/2025		2,975,000	2,959,679

Macau–0.14%

MGM China Holdings Ltd., 5.88%, 05/15/2026		2,500,000	2,071,953

Mexico–2.47%

Alpek S.A.B. de C.V., 3.25%, 02/25/2031		2,443,000	2,037,352

America Movil S.A.B. de C.V., 5.38%, 04/04/2032		6,786,000	6,447,141
Banco Mercantil del Norte S.A.,

8.38%(d)(e)		2,500,000	2,379,112

5.88%(d)(e)		2,490,000	2,072,925
Braskem Idesa S.A.P.I.,

7.45%, 11/15/2029(c)		5,000,000	4,563,675

6.99%, 02/20/2032		2,076,000	1,795,553

Cemex S.A.B. de C.V., 5.13%(d)(e)		3,457,000	2,894,339

Nemak S.A.B. de C.V., 3.63%, 06/28/2031		4,254,000	3,324,054
Petroleos Mexicanos,

8.75%, 06/02/2029(h)		5,000,000	4,723,200

7.69%, 01/23/2050		2,500,000	1,829,013

6.95%, 01/28/2060		5,250,000	3,546,813

			35,613,177

Morocco–0.14%

OCP S.A., 3.75%, 06/23/2031(c)		2,500,000	2,038,020

Netherlands–0.14%

ING Groep N.V., 6.75%(c)(d)(e)		2,000,000	2,011,280

	Principal Amount		Value
Nigeria–0.27%
Nigeria Government International Bond,

6.50%, 11/28/2027(c)	$	2,500,000	$ 1,891,437

8.38%, 03/24/2029		2,632,000	2,044,064

			3,935,501

Oman–0.31%

Oman Government International Bond, 6.75%, 01/17/2048(c)		5,000,000	4,443,900

Panama–0.15%

Cable Onda S.A., 4.50%, 01/30/2030(c)		2,500,000	2,218,087

South Africa–0.41%

Sasol Financing USA LLC, 4.38%, 09/18/2026		3,249,000	2,950,709

Stillwater Mining Co., 4.00%, 11/16/2026		3,500,000	3,014,725

			5,965,434

Sweden–0.35%

Swedbank AB, Series NC5, 5.63%(c)(d)(e)		5,000,000	4,981,250

Switzerland–1.83%
Credit Suisse Group AG,

7.50%(d)(e)		5,000,000	4,659,000

6.25%(d)(e)		9,800,000	9,405,648
UBS Group AG,

7.00%(c)(d)(e)(j)		3,900,000	4,067,716

5.13%(c)(d)(e)		8,639,000	8,258,452

			26,390,816

Thailand–0.31%

GC Treasury Center Co. Ltd., 4.40%, 03/30/2032		2,500,000	2,333,371

Muang Thai Life Assurance PCL, 3.55%, 01/27/2037(c)(d)		2,450,000	2,207,585

			4,540,956

United Kingdom–1.76%

abrdn PLC, 4.25%, 06/30/2028(c)		2,500,000	2,322,500

BP Capital Markets PLC, 4.88%(d)(e)		3,500,000	3,192,847

British Telecommunications PLC, 4.25%, 11/23/2081(d)		5,000,000	4,398,054

HSBC Holdings PLC, 6.00%(d)(e)		3,650,000	3,510,686

M&G PLC, 6.50%, 10/20/2048(c)(d)		2,500,000	2,563,725

NatWest Group PLC, 6.00%(d)(e)		5,000,000	4,890,650

Vodafone Group PLC, 3.25%, 06/04/2081(d)(h)		5,000,000	4,458,300

			25,336,762

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

	Principal Amount			Value
United Republic of Tanzania–0.28%

HTA Group Ltd., 7.00%, 12/18/2025	$		4,500,000	$ 3,995,190

United States–0.23%

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 04/01/2033			1,750,000	1,735,685

United States International Development Finance Corp., Series 4, 3.13%, 04/15/2028			1,600,000	1,568,257

				3,303,942

Total U.S. Dollar Denominated Bonds & Notes (Cost $283,797,487)				249,297,779

Asset-Backed Securities–9.11%
Alba PLC,

Series 2007-1, Class F, 4.53% (SONIA + 3.37%), 03/17/2039(b)(c)		GBP	2,585,436	2,931,338

Series 2006-2, Class F, 4.52% (SONIA + 3.37%), 12/15/2038(b)(c)		GBP	1,342,184	1,545,628
Eurohome UK Mortgages PLC,

Series 2007-1, Class M2, 2.10% (3 mo. GBP LIBOR + 0.50%), 06/15/2044(b)(c)		GBP	4,000,000	4,209,252

Series 2007-1, Class B1, 2.50% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(b)(c)		GBP	5,275,000	5,103,341

Series 2007-2, Class B1, 3.00% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(b)(c)		GBP	4,000,000	4,131,386

Series 2007-1, Class M1, 1.90% (3 mo. GBP LIBOR + 0.30%), 06/15/2044(b)(c)		GBP	5,200,000	5,629,379

Series 2007-2, Class B2, 5.60% (3 mo. GBP LIBOR + 4.00%), 09/15/2044(b)(c)		GBP	3,750,000	4,225,559

Eurosail PLC, Series 2007-4X, Class D1A, 3.34% (3 mo. GBP LIBOR + 1.75%), 06/13/2045(b)(c)		GBP	4,764,491	5,134,328

Grifonas Finance No. 1 PLC, Class B, 0.04% (6 mo. EURIBOR + 0.52%), 08/28/2039(b)(c)		EUR	5,000,000	4,351,438

	Principal Amount		Value
Hawksmoor Mortgage Funding PLC,

Series 2019-1X, Class G, 4.59% (SONIA + 3.50%), 05/25/2053(b)(c)	GBP	3,801,000	$ 4,628,158

Series 2019-1X, Class F, 4.59% (SONIA + 3.50%), 05/25/2053(b)(c)	GBP	6,000,000	7,306,887

Ludgate Funding PLC, Series 2007-1, Class RES, 1.00%, 01/01/2061(c)(k)	GBP	207,500,000	5,931,979
Mansard Mortgages PLC,

Series 2007-2X, Class B2, 4.27% (SONIA + 3.12%), 12/15/2049(b)(c)	GBP	1	1

Series 2006-1X, Class B2, 4.81% (SONIA + 3.62%), 10/15/2048(b)(c)	GBP	4,190,411	4,862,364

Series 2007-1X, Class B2, 4.31% (SONIA + 3.12%), 04/15/2049(b)(c)	GBP	2,669,571	2,873,126
Newgate Funding PLC,

Series 2006-2, Class CB, 0.24% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(c)	EUR	1,688,499	1,560,297

Series 2007-2X, Class CB, 0.16% (3 mo. EURIBOR + 0.44%), 12/15/2050(b)(c)	EUR	2,311,487	2,034,430

Series 2007-1X, Class CB, 0.03% (3 mo. EURIBOR + 0.38%), 12/01/2050(b)(c)	EUR	1,300,370	1,136,035

ResLoC UK PLC, Series 2007-1X, Class D1A, 0.92% (3 mo. EURIBOR + 1.20%), 12/15/2043(b)(c)	EUR	4,597,011	4,230,881

RMAC Securities No. 1 PLC, Series 2006-NS4X, Class B1C, 0.35% (3 mo. EURIBOR + 0.85%), 06/12/2044(b)(c)	EUR	8,818,611	8,070,789
Towd Point Mortgage Funding 2019 - Granite4 PLC,

Series 2019-GR4X, Class FR, 3.24% (SONIA + 2.05%), 10/20/2051(b)(c)	GBP	3,000,000	3,545,003

Series 2019-GR4X, Class GR, 3.69% (SONIA + 2.50%), 10/20/2051(b)(c)	GBP	2,500,000	2,947,277

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

	Principal Amount			Value

Sestante Finance S.r.l., Series 2005, Class C1, 0.75% (3 mo. EURIBOR + 0.80%), 07/15/2045(b)(c)		EUR	9,700,000	$ 5,160,166
IM Pastor 4, FTA,

Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(b)(c)		EUR	8,315,398	7,175,427

Series B, 0.01% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(c)		EUR	3,800,000	2,105,833

Titulizacion de Activos Sociedad Gestora de Fondos de Titulizacion S.A., Series 27, Class A3, 0.00% (3 mo. EURIBOR + 0.19%), 12/28/2050(b)(c)		EUR	30,161,733	25,123,186

Lusitano Mortgages No. 5 PLC, Class D, 0.91% (3 mo. EURIBOR + 0.96%), 07/15/2059(b)(c)		EUR	6,543,094	5,608,922

Total Asset-Backed Securities (Cost $152,334,247)				131,562,410

U.S. Treasury Securities–3.44%
U.S. Treasury Bills–3.44%

1.39%, 11/10/2022 (Cost $49,806,767)(l)	$		49,806,767	49,653,163

	Shares
Common Stocks & Other Equity Interests–0.69%
Argentina–0.69%

TMF Trust Co. S.A.(f)			468,924,678	3,572,188

YPF S.A., Class D(m)			771,122	6,402,960

Total Common Stocks & Other Equity Interests (Cost $9,978,622)				9,975,148

Preferred Stocks–0.50%
United States–0.50%

AT&T, Inc., 2.88%, Series B, Pfd.(d) (Cost $8,958,710)			7,700,000	7,282,225

	Shares	Value
Money Market Funds–6.05%

Invesco Government & Agency Portfolio, Institutional Class, 1.71%(n)(o)	30,542,775	$ 30,542,775

Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(n)(o)	21,923,078	21,923,078

Invesco Treasury Portfolio, Institutional Class, 1.66%(n)(o)	34,906,029	34,906,029

Total Money Market Funds (Cost $87,370,441)		87,371,882

Options Purchased–1.83%

(Cost $38,669,750)(p)		26,466,529

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-87.42% (Cost $1,490,992,785)		1,262,299,446
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.39%

Invesco Private Government Fund, 1.77%(n)(o)(q)	1,586,446	1,586,446

Invesco Private Prime Fund, 1.89%(n)(o)(q)	4,079,434	4,079,434

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,665,887)		5,665,880

TOTAL INVESTMENTS IN SECURITIES–87.81% (Cost $1,496,658,672)		1,267,965,326

OTHER ASSETS LESS LIABILITIES–12.19%		175,961,924

NET ASSETS–100.00%		$1,443,927,250

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Investment Abbreviations:

ARS	– Argentina Peso
AUD	– Australian Dollar
BADLAR	– Buenos Aires Deposits of Large Amounts Rate
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
Pfd.	– Preferred
PLN	– Polish Zloty
RUB	– Russian Ruble
SONIA	– Sterling Overnight Index Average
ZAR	– South African Rand

Notes to Consolidated Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $303,980,996, which represented 21.05% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Zero coupon bond issued at a discount.
(h)	All or a portion of this security was out on loan at July 31, 2022.
(i)

Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date. (j) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(k)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2022.

(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Non-income producing security.
(n)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$428,704,257	$(398,161,482)	$-	$-	$30,542,775	$125,655

Invesco Liquid Assets Portfolio, Institutional Class	937,266	306,217,326	(285,239,287)	1,722	6,051	21,923,078	70,450

Invesco Treasury Portfolio, Institutional Class	-	489,947,722	(455,041,693)	-	-	34,906,029	92,787

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,260,112	41,547,295	(43,220,961)	-	-	1,586,446	9,354*

Invesco Private Prime Fund	7,606,928	67,012,572	(70,536,350)	(7)	(3,709)	4,079,434	27,882*

Total	$11,804,306	$1,333,429,172	$(1,252,199,773)	$1,715	$2,342	$93,037,762	$326,128

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(p)	The table below details options purchased.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

AUD versus USD	Call	Bank of America, N.A.	12/05/2022	USD	0.80	AUD	7,500,000	$ 114,924

EUR versus CHF	Call	UBS AG	09/06/2022	CHF	1.06	EUR	60,000,000	981

EUR versus HUF	Call	Bank of America, N.A.	01/31/2023	HUF	480.00	EUR	40,000,000	557,426

EUR versus USD	Call	Bank of America, N.A.	10/31/2022	USD	1.15	EUR	6,000,000	55,123

USD versus CNH	Call	Goldman Sachs International	11/17/2022	CNH	7.15	USD	3,000,000	136,917

Subtotal – Foreign Currency Call Options Purchased								865,371

Currency Risk

EUR versus CHF	Put	Goldman Sachs International	09/19/2022	CHF	0.93	EUR	1,500,000	141,141

EUR versus CHF	Put	Goldman Sachs International	09/21/2022	CHF	0.93	EUR	1,500,000	147,002

EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	07/17/2023	CZK	24.00	EUR	2,000,000	189,459

EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	02/05/2024	CZK	24.30	EUR	2,500,000	295,048

EUR versus CZK	Put	Morgan Stanley and Co. International PLC	12/07/2022	CZK	24.60	EUR	3,000,000	910,171

EUR versus HUF	Put	Bank of America, N.A.	01/31/2023	HUF	400.00	EUR	40,000,000	491,402

EUR versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	5,000,000	297,892

EUR versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	2,000,000	119,157

EUR versus SEK	Put	Goldman Sachs International	10/28/2022	SEK	10.00	EUR	4,000,000	513,044

EUR versus SEK	Put	UBS AG	09/09/2022	SEK	10.35	EUR	50,000,000	140,072

USD versus BRL	Put	Goldman Sachs International	09/23/2022	BRL	5.20	USD	50,000,000	1,225,500

USD versus BRL	Put	Goldman Sachs International	09/30/2022	BRL	4.60	USD	7,500,000	328,665

USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	08/22/2022	BRL	4.60	USD	2,500,000	19,800

USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	09/22/2022	BRL	4.30	USD	6,000,000	31,272

USD versus BRL	Put	Morgan Stanley and Co. International PLC	10/11/2022	BRL	4.75	USD	4,000,000	396,896

USD versus CAD	Put	Goldman Sachs International	08/12/2022	CAD	1.23	USD	45,000,000	1,080

USD versus CLP	Put	Bank of America, N.A.	09/28/2022	CLP	825.00	USD	4,000,000	530,084

USD versus COP	Put	Morgan Stanley and Co. International PLC	10/27/2022	COP	4,050.00	USD	50,000,000	392,400

USD versus JPY	Put	Bank of America, N.A.	08/15/2022	JPY	113.00	USD	5,000,000	1,680

USD versus JPY	Put	Goldman Sachs International	09/28/2022	JPY	123.00	USD	8,000,000	509,712

USD versus MXN	Put	Goldman Sachs International	09/09/2022	MXN	19.40	USD	70,000,000	32,830

USD versus MXN	Put	Goldman Sachs International	11/23/2022	MXN	19.40	USD	50,000,000	187,950

USD versus MXN	Put	Morgan Stanley and Co. International PLC	09/01/2022	MXN	19.20	USD	60,000,000	22,380

USD versus RUB	Put	Bank of America, N.A.	02/22/2023	RUB	70.00	USD	2,500,000	1,195,677

USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/16/2023	RUB	68.00	USD	3,000,000	1,345,434

USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/21/2023	RUB	68.00	USD	4,000,000	1,782,076

USD versus THB	Put	Standard Chartered Bank PLC	08/19/2022	THB	34.10	USD	60,000,000	660

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/09/2022	ZAR	14.85	USD	40,000,000	2,720

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/20/2022	ZAR	16.70	USD	50,000,000	63,050

Subtotal – Foreign Currency Put Options Purchased								11,314,254

Total Foreign Currency Options Purchased								$12,179,625

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $83,689,050.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value

Interest Rate Risk

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.55%	Pay	TONAR	Annually	05/26/2025	JPY	28,571,000,000	$ 5,155,102

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.84	Pay	SOFR	Annually	12/07/2022	USD	290,000,000	2,935,600

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.84	Pay	SOFR	Annually	06/07/2023	USD	236,000,000	4,334,525

2 Year Interest Rate Swap	Put	Goldman Sachs International	7.75	Pay	6 Month WIBOR	Semi-Annually	12/12/2022	PLN	250,000,000	20,751

30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.93	Pay	6 Month EURIBOR	Semi-Annually	06/12/2023	EUR	20,000,000	937,324

50 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.37	Pay	6 Month EURIBOR	Semi-Annually	04/21/2023	EUR	10,000,000	903,602

Total Interest Rate Swaptions Purchased										$14,286,904

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $83,689,050.

Open Over-The-Counter Credit Default Swaptions Written(a)

Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value

Credit Risk

J.P. Morgan Chase Bank, N.A.	Call	(4.75)%	Markit iTraxx Europe Crossover Index, Series 37, Version 1	5.00%	Quarterly	09/21/2022	5.097%	EUR	90,000,000	$(4,967)

J.P. Morgan Chase Bank, N.A.	Call	(1.02)	Markit CDX North America High Yield Index, Series 38, Version 1	5.00	Quarterly	09/21/2022	4.691	USD	150,000,000	(1,318,583)

Subtotal – Credit Default Call Swaptions Written										(1,323,550)

Credit Risk

J.P. Morgan Chase Bank, N.A.	Put	0.93	Markit CDX North America High Yield Index, Series 38, Version 1	5.00	Quarterly	09/21/2022	4.691	USD	150,000,000	(418,437)

J.P. Morgan Chase Bank, N.A.	Put	7.00	Markit iTraxx Europe Crossover Index, Series 37, Version 1	5.00	Quarterly	09/21/2022	5.097	EUR	90,000,000	(422,663)

Morgan Stanley and Co. International PLC	Put	0.88	Markit CDX North America High Yield Index, Series 37, Version 1	1.00	Quarterly	09/21/2022	3.253	USD	25,000,000	(1,037)

Subtotal – Credit Default Put Swaptions Written										(842,137)

Total Credit Default Swaptions Written										$(2,165,687)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $83,689,050.
(b)

Implied credit spreads represent the current level, as of July 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a)

	Type of		Expiration	Exercise		Notional
Description	Contract	Counterparty	Date	Price		Value		Value

Currency Risk

EUR versus HUF	Call	Bank of America, N.A.	01/31/2023	HUF	460.00	EUR	40,000,000	$(835,219)

USD versus BRL	Call	Goldman Sachs International	09/23/2022	BRL	5.70	USD	50,000,000	(350,500)

USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	09/22/2022	BRL	6.00	USD	2,000,000	(84,344)

USD versus BRL	Call	Morgan Stanley and Co. International PLC	10/11/2022	BRL	5.80	USD	2,000,000	(250,112)

USD versus CAD	Call	Bank of America, N.A.	12/09/2022	CAD	1.36	USD	16,000,000	(1,564,784)

USD versus CLP	Call	Bank of America, N.A.	11/28/2022	CLP	900.00	USD	60,000,000	(3,433,860)

USD versus COP	Call	Morgan Stanley and Co. International PLC	10/27/2022	COP	4,450.00	USD	50,000,000	(1,364,200)

USD versus MXN	Call	Goldman Sachs International	11/23/2022	MXN	22.00	USD	50,000,000	(590,450)

USD versus MXN	Call	Morgan Stanley and Co. International PLC	09/01/2022	MXN	21.50	USD	60,000,000	(199,140)

Subtotal – Foreign Currency Call Options Written								(8,672,609)

Currency Risk

EUR versus USD	Put	Bank of America, N.A.	12/16/2022	USD	0.99	EUR	50,000,000	(1,885,580)

USD versus BRL	Put	Goldman Sachs International	09/23/2022	BRL	4.95	USD	50,000,000	(412,500)

USD versus COP	Put	Morgan Stanley and Co. International PLC	10/27/2022	COP	3,850.00	USD	50,000,000	(112,000)

Subtotal – Foreign Currency Put Options Written								(2,410,080)

Total – Foreign Currency Options Written								$(11,082,689)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $83,689,050.

Open Over-The-Counter Interest Rate Swaptions Written(a)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value

Interest Rate Risk

5 Year Interest Rate Swap	Call	Bank of America, N.A.	2.50%	SOFR	Receive	Annually	10/05/2022	USD	437,500,000	$(4,971,168)

30 Year Interest Rate Swap	Call	Bank of America, N.A.	2.25	SOFR	Receive	Annually	06/13/2023	USD	100,000,000	(5,075,051)

5 Year Interest Rate Swap	Call	Goldman Sachs International	2.45	SOFR	Receive	Annually	10/06/2022	USD	382,500,000	(3,915,763)

30 Year Interest Rate Swap	Call	Goldman Sachs International	1.76	6 Month EURIBOR	Receive	Semi-Annually	09/13/2022	EUR	100,000,000	(7,280,749)

1 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.82	SOFR	Receive	At Maturity	02/17/2023	USD	250,000,000	(778,343)

2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.25	6 Month EURIBOR	Receive	Semi-Annually	02/16/2023	EUR	500,000,000	(11,154,298)

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.85	SONIA	Receive	Annually	08/09/2022	GBP	50,000,000	(490,955)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.50	SOFR	Receive	Annually	09/14/2022	USD	100,000,000	(1,628,004)

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.63	SOFR	Receive	Annually	12/05/2022	USD	112,500,000	(7,746,223)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.84	SOFR	Receive	Annually	06/07/2023	USD	236,000,000	(13,074,294)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.84	SOFR	Receive	Annually	12/07/2022	USD	290,000,000	(13,010,989)

Subtotal–Interest Rate Call Swaptions Written										(69,125,837)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)–(continued)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value

Interest Rate Risk

2 Year Interest Rate Swap	Put	Bank of America, N.A.	3.75%	3 Month CDOR	Pay	Quarterly	12/07/2022	CAD	250,000,000	$(627,601)

10 Year Interest Rate Swap	Put	Goldman Sachs International	3.67	SOFR	Pay	Annually	12/13/2022	USD	200,000,000	(370,516)

10 Year Interest Rate Swap	Put	Goldman Sachs International	3.25	6 Month EURIBOR	Pay	Semi-Annually	06/16/2023	EUR	151,200,000	(1,122,609)

2 Year Interest Rate Swap	Put	Goldman Sachs International	8.25	6 Month WIBOR	Pay	Semi-Annually	12/12/2022	PLN	250,000,000	(8,726)

10 Year Interest Rate Swap	Put	Goldman Sachs International	2.75	6 Month EURIBOR	Pay	Semi-Annually	04/22/2024	EUR	150,000,000	(3,592,900)

20 Year Interest Rate Swap	Put	Goldman Sachs International	0.53	TONAR	Pay	Annually	08/22/2022	JPY	6,857,143,000	(2,410,906)

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.39	6 Month EURIBOR	Pay	Semi-Annually	06/12/2023	EUR	54,000,000	(1,029,501)

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.16	6 Month EURIBOR	Pay	Semi-Annually	04/21/2023	EUR	40,000,000	(880,827)

1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.82	SOFR	Pay	At Maturity	02/17/2023	USD	250,000,000	(1,217,103)

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.05	TONAR	Pay	Annually	05/26/2025	JPY	28,571,000,000	(2,706,825)

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.75	SOFR	Pay	Annually	04/22/2024	USD	250,000,000	(3,123,822)

30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.10	SONIA	Pay	Annually	08/08/2022	GBP	25,000,000	(378,696)

Subtotal–Interest Rate Put Swaptions Written										(17,470,032)

Total Open Over-The-Counter Interest Rate Swaptions Written										$(86,595,869)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $83,689,050.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Euro-BTP	190	September-2022	$24,531,952	$584,510	$584,510

Short Futures Contracts

Interest Rate Risk

Euro-Bobl	2,506	September-2022	(327,507,875)	(3,116,229)	(3,116,229)

Euro-Bund	18	September-2022	(2,900,086)	(114,245)	(114,245)

U.S. Treasury 10 Year Notes	39	September-2022	(4,724,484)	(114,766)	(114,766)

U.S. Treasury 10 Year Ultra Notes	71	September-2022	(9,318,750)	(182,268)	(182,268)

U.S. Treasury Ultra Bonds	93	September-2022	(14,723,062)	49,539	49,539

Subtotal–Short Futures Contracts				(3,477,969)	(3,477,969)

Total Futures Contracts				$(2,893,459)	$(2,893,459)

(a)	Futures contracts collateralized by $12,786,297 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk
08/30/2022	Bank of America, N.A.	EUR	67,445,735	USD	72,517,654	$ 3,451,846
08/30/2022	Bank of America, N.A.	GBP	14,000,000	USD	17,579,100	519,075
08/30/2022	Bank of America, N.A.	NOK	445,178,855	USD	46,885,609	792,321

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

08/30/2022	Bank of America, N.A.	USD	48,749,577	JPY	6,573,131,136	$ 642,481

08/31/2022	Bank of America, N.A.	CLP	4,221,000,000	USD	5,000,000	341,098

08/31/2022	Bank of America, N.A.	USD	5,500,000	CLP	5,014,900,000	35,164

02/27/2023	Bank of America, N.A.	USD	4,794,480	RUB	384,028,743	368,870

08/30/2022	Citibank, N.A.	EUR	11,820,000	USD	12,691,489	587,568

08/30/2022	Citibank, N.A.	GBP	4,175,000	USD	5,238,798	151,255

08/30/2022	Citibank, N.A.	MXN	37,825,000	USD	1,903,432	57,351

08/02/2022	Deutsche Bank AG	USD	219,287,605	BRL	1,141,766,235	1,381,929

08/30/2022	Goldman Sachs International	AUD	30,833,000	USD	22,038,812	486,198

08/30/2022	Goldman Sachs International	EUR	250,157,421	USD	268,136,052	11,969,750

08/30/2022	Goldman Sachs International	GBP	45,965,332	USD	57,103,541	1,091,420

08/30/2022	Goldman Sachs International	MXN	469,568,656	USD	23,632,041	714,347

08/30/2022	Goldman Sachs International	NOK	106,821,300	USD	11,247,899	187,749

08/30/2022	Goldman Sachs International	NZD	25,000,000	USD	16,040,000	318,301

08/30/2022	Goldman Sachs International	PLN	85,722,000	USD	19,739,333	1,347,261

08/30/2022	Goldman Sachs International	USD	33,538,750	EUR	33,002,591	256,577

08/30/2022	Goldman Sachs International	ZAR	163,605,000	USD	10,551,077	739,238

09/08/2022	Goldman Sachs International	EUR	68,000,000	USD	75,820,000	6,142,354

09/16/2022	Goldman Sachs International	USD	21,750,000	RUB	1,786,762,500	5,073,984

11/14/2022	Goldman Sachs International	USD	19,750,000	ZAR	341,082,500	548,921

02/27/2023	Goldman Sachs International	USD	1,931,302	RUB	150,931,257	98,002

08/22/2022	J.P. Morgan Chase Bank, N.A.	USD	3,400,269	RUB	242,850,000	368,640

08/25/2022	J.P. Morgan Chase Bank, N.A.	EUR	9,000,000	NOK	91,170,000	225,519

08/30/2022	J.P. Morgan Chase Bank, N.A.	AUD	14,455,000	USD	10,328,375	224,167

08/30/2022	J.P. Morgan Chase Bank, N.A.	CNY	848,619,500	USD	126,623,530	807,527

08/30/2022	J.P. Morgan Chase Bank, N.A.	EUR	141,940,997	USD	152,462,373	7,111,898

08/30/2022	J.P. Morgan Chase Bank, N.A.	GBP	120,221,570	USD	150,855,229	4,356,447

08/30/2022	J.P. Morgan Chase Bank, N.A.	MXN	1,343,575,300	USD	67,631,864	2,057,539

08/30/2022	J.P. Morgan Chase Bank, N.A.	PLN	31,730,000	USD	7,297,474	489,648

08/30/2022	J.P. Morgan Chase Bank, N.A.	SEK	253,386,393	USD	25,843,966	877,464

08/30/2022	J.P. Morgan Chase Bank, N.A.	THB	206,712,000	USD	5,943,416	316,686

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	11,960,618	EUR	11,700,000	20,421

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	14,000,000	HUF	5,615,652,000	98,968

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	56,867,848	JPY	7,572,010,854	30,027

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	20,000,000	SEK	205,506,200	248,803

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	27,655,525	ZAR	465,000,000	231,795

08/30/2022	J.P. Morgan Chase Bank, N.A.	ZAR	2,017,119,530	USD	129,504,313	8,532,146

09/02/2022	J.P. Morgan Chase Bank, N.A.	BRL	19,395,000	USD	3,720,773	7,248

09/02/2022	J.P. Morgan Chase Bank, N.A.	USD	6,683,327	BRL	35,435,000	101,348

02/17/2023	J.P. Morgan Chase Bank, N.A.	USD	4,034,895	RUB	310,125,000	159,886

02/22/2023	J.P. Morgan Chase Bank, N.A.	USD	4,232,793	RUB	331,851,000	242,396

08/02/2022	Morgan Stanley and Co. International PLC	USD	182,385,679	BRL	972,548,985	5,579,182

08/30/2022	Morgan Stanley and Co. International PLC	EUR	34,998,000	USD	37,614,773	1,776,107

08/30/2022	Morgan Stanley and Co. International PLC	GBP	5,786,000	USD	7,266,805	216,140

08/30/2022	Morgan Stanley and Co. International PLC	NZD	25,700,000	USD	16,492,924	331,017

08/30/2022	Morgan Stanley and Co. International PLC	PLN	99,980,000	USD	23,018,303	1,567,109

08/30/2022	Morgan Stanley and Co. International PLC	SEK	196,406,700	USD	20,071,163	718,946

08/30/2022	Morgan Stanley and Co. International PLC	USD	90,749,682	JPY	12,085,480,000	63,465

09/02/2022	Morgan Stanley and Co. International PLC	USD	32,283,949	BRL	174,812,741	1,187,128

09/21/2022	Morgan Stanley and Co. International PLC	CLP	14,980,000,000	USD	17,774,086	1,295,842

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

09/21/2022	Morgan Stanley and Co. International PLC	COP	355,815,800,000	USD	91,295,684	$9,021,864

09/21/2022	Morgan Stanley and Co. International PLC	INR	4,634,235,000	USD	58,795,166	640,590

10/14/2022	Morgan Stanley and Co. International PLC	BRL	42,363,700	USD	8,150,000	123,622

08/30/2022	Royal Bank of Canada	CAD	67,603,000	USD	53,694,212	904,057

08/30/2022	Royal Bank of Canada	EUR	37,951,204	USD	40,790,713	1,927,907

08/30/2022	Royal Bank of Canada	GBP	5,690,000	USD	6,962,540	28,859

08/30/2022	Royal Bank of Canada	USD	45,982,600	CAD	59,115,000	179,405

08/30/2022	Royal Bank of Canada	USD	2,647,662	EUR	2,625,000	40,392

08/30/2022	Standard Chartered Bank PLC	CNY	64,608,631	USD	9,639,482	60,632

Subtotal–Appreciation						89,473,897

Currency Risk

08/30/2022	Bank of America, N.A.	JPY	12,237,365,500	USD	91,823,858	(130,593)

08/30/2022	Bank of America, N.A.	USD	37,975,510	AUD	53,134,896	(833,620)

08/30/2022	Bank of America, N.A.	USD	5,883,546	CAD	7,415,916	(92,570)

08/30/2022	Bank of America, N.A.	USD	25,740,418	EUR	23,940,121	(1,225,246)

08/30/2022	Bank of America, N.A.	USD	37,472,051	MXN	744,194,937	(1,150,990)

08/30/2022	Bank of America, N.A.	USD	21,027,632	NOK	199,657,361	(355,347)

08/30/2022	Bank of America, N.A.	USD	16,036,250	NZD	25,000,000	(314,551)

08/30/2022	Bank of America, N.A.	USD	46,208,179	PLN	201,342,900	(3,009,083)

08/30/2022	Bank of America, N.A.	USD	63,479,371	SEK	621,685,216	(2,223,888)

08/30/2022	Bank of America, N.A.	USD	9,325,794	ZAR	144,526,500	(658,146)

09/21/2022	Bank of America, N.A.	CAD	108,910,200	USD	84,000,000	(1,035,921)

02/27/2023	Bank of America, N.A.	RUB	534,960,000	USD	6,000,000	(1,192,654)

08/30/2022	Citibank, N.A.	USD	86,343,998	EUR	80,415,000	(3,997,398)

08/30/2022	Citibank, N.A.	USD	47,574,245	GBP	37,913,746	(1,373,570)

08/02/2022	Deutsche Bank AG	BRL	1,141,766,235	USD	217,587,077	(3,082,458)

08/30/2022	Goldman Sachs International	CZK	340,580,800	USD	14,000,000	(90,028)

08/30/2022	Goldman Sachs International	JPY	4,152,905,324	USD	31,180,309	(25,601)

08/30/2022	Goldman Sachs International	SEK	200,245,500	USD	19,500,000	(230,459)

08/30/2022	Goldman Sachs International	USD	41,435,746	CAD	52,185,422	(684,944)

08/30/2022	Goldman Sachs International	USD	40,414,229	CNY	270,957,200	(242,218)

08/30/2022	Goldman Sachs International	USD	141,000,769	EUR	131,990,000	(5,840,317)

08/30/2022	Goldman Sachs International	USD	11,469,221	GBP	9,133,000	(339,993)

08/30/2022	Goldman Sachs International	USD	31,140,883	ZAR	487,037,500	(1,931,914)

09/16/2022	Goldman Sachs International	RUB	1,288,081,257	USD	16,336,127	(3,001,346)

10/04/2022	Goldman Sachs International	USD	21,000,000	BRL	105,441,000	(970,992)

08/30/2022	J.P. Morgan Chase Bank, N.A.	EUR	43,000,000	USD	43,149,415	(883,462)

08/30/2022	J.P. Morgan Chase Bank, N.A.	GBP	1,850,000	USD	2,223,112	(31,249)

08/30/2022	J.P. Morgan Chase Bank, N.A.	JPY	2,564,855,982	USD	18,914,694	(358,238)

08/30/2022	J.P. Morgan Chase Bank, N.A.	SEK	120,960,450	USD	11,837,562	(80,834)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	23,852,728	AUD	33,400,866	(505,146)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	34,334,368	CAD	43,256,841	(555,759)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	73,654,874	CNY	493,099,195	(548,176)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	435,870,508	EUR	405,791,233	(20,332,010)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	19,561,650	GBP	15,589,332	(564,908)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	49,677,640	NOK	472,570,472	(748,258)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	16,567,475	NZD	25,849,521	(311,539)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	115,254	SGD	158,785	(302)

08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	10,460,000	ZAR	162,290,150	(727,016)

08/30/2022	J.P. Morgan Chase Bank, N.A.	ZAR	468,543,600	USD	28,000,000	(99,839)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

09/16/2022	J.P. Morgan Chase Bank, N.A.	RUB	498,681,243	USD	6,766,367	$(720,144)

09/21/2022	J.P. Morgan Chase Bank, N.A.	CLP	3,067,000,000	USD	3,116,838	(256,912)

09/21/2022	J.P. Morgan Chase Bank, N.A.	COP	30,551,040,000	USD	7,002,303	(61,888)

09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	8,115,013	IDR	119,136,500,000	(91,821)

09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	27,527,758	KRW	35,190,384,742	(514,207)

09/22/2022	J.P. Morgan Chase Bank, N.A.	ZAR	56,702,250	USD	3,300,000	(92,332)

02/17/2023	J.P. Morgan Chase Bank, N.A.	RUB	310,125,000	USD	3,750,000	(444,782)

02/22/2023	J.P. Morgan Chase Bank, N.A.	RUB	331,851,000	USD	3,900,000	(575,190)

08/02/2022	Morgan Stanley and Co. International PLC	BRL	972,548,985	USD	186,337,727	(1,627,134)

08/30/2022	Morgan Stanley and Co. International PLC	USD	20,426,778	AUD	28,575,151	(452,426)

08/30/2022	Morgan Stanley and Co. International PLC	USD	16,102,432	CAD	20,274,551	(270,344)

08/30/2022	Morgan Stanley and Co. International PLC	USD	36,060,658	CZK	839,420,000	(1,333,360)

08/30/2022	Morgan Stanley and Co. International PLC	USD	3,364,028	EUR	3,130,000	(158,844)

08/30/2022	Morgan Stanley and Co. International PLC	USD	40,189,725	GBP	32,000,000	(1,195,383)

08/30/2022	Morgan Stanley and Co. International PLC	USD	42,397,920	MXN	841,887,000	(1,308,914)

08/30/2022	Morgan Stanley and Co. International PLC	USD	17,378,870	NOK	165,092,664	(285,373)

08/30/2022	Morgan Stanley and Co. International PLC	USD	418,655	SEK	4,096,756	(14,996)

08/30/2022	Morgan Stanley and Co. International PLC	USD	21,078,057	ZAR	326,634,000	(1,488,924)

09/02/2022	Morgan Stanley and Co. International PLC	BRL	797,736,244	USD	147,323,793	(5,417,312)

09/21/2022	Morgan Stanley and Co. International PLC	CLP	23,273,000,000	USD	24,273,522	(1,327,158)

09/21/2022	Morgan Stanley and Co. International PLC	USD	29,572,496	CLP	24,923,699,168	(2,156,019)

09/21/2022	Morgan Stanley and Co. International PLC	USD	5,597,065	COP	21,814,000,000	(553,103)

09/21/2022	Morgan Stanley and Co. International PLC	USD	38,145,641	INR	3,006,639,386	(415,607)

08/30/2022	Royal Bank of Canada	CAD	12,376,000	USD	9,545,295	(118,935)

08/30/2022	Royal Bank of Canada	USD	7,898,552	EUR	7,348,721	(373,312)

08/30/2022	Royal Bank of Canada	USD	33,123,433	GBP	26,373,000	(986,002)

08/30/2022	Standard Chartered Bank PLC	USD	88,916	CNY	595,961	(559)

08/30/2022	Standard Chartered Bank PLC	USD	52,173,409	THB	1,813,339,000	(2,814,063)

08/22/2022	UBS AG	RUB	242,850,000	USD	3,000,000	(768,909)

Subtotal–Depreciation						(85,604,536)

Total Forward Foreign Currency Contracts						$3,869,361

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

South Africa Republic International Bonds	Buy	(1.00)%	Quarterly	06/20/2027	2.953%	USD	5,000,000	$391,468	$418,929	$ 27,461

Markit iTraxx Europe Index, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	1.002	EUR	21,500,000	(233,379)	1,664	235,043

Markit iTraxx Europe Sub Financials, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	2.046	EUR	21,250,000	711,346	1,035,281	323,935

Brazil Government International Bonds	Buy	(1.00)	Quarterly	06/20/2027	2.697	USD	7,500,000	539,793	553,855	14,062

Credit Suisse Group AG	Buy	(1.00)	Quarterly	06/20/2027	1.938	EUR	5,000,000	57,293	216,846	159,553

Peru Government International Bonds	Buy	(1.00)	Quarterly	06/20/2027	1.274	USD	15,000,000	164,895	185,249	20,354

Markit CDX Emerging Markets Index, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	3.253	USD	12,500,000	1,181,250	1,181,250	–

Subtotal - Appreciation								2,812,666	3,593,074	780,408

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Centrally Cleared Credit Default Swap Agreements(a)–(continued)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Societe Generale	Sell	1.00%	Quarterly	06/20/2027	1.259%	EUR	15,000,000	$ 15,649	$(185,068)	$(200,717)
Panama Government International Bonds	Sell	1.00	Quarterly	06/20/2027	1.325	USD	15,000,000	(212,689)	(218,642)	(5,953)
Subtotal - Depreciation								(197,040)	(403,710)	(206,670)
Total Centrally Cleared Credit Default Swap Agreements								$2,615,626	$3,189,364	$ 573,738

(a)	Centrally cleared swap agreements collateralized by $44,754,671 cash held with Counterparties.
(b)

Implied credit spreads represent the current level, as of July 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Pay	6 Month EURIBOR	Semi-Annually	1.65%	Annually	08/01/2032	EUR	15,487,500	$–	$6,639	$6,639

Pay	6 Month EURIBOR	Semi-Annually	0.64	Annually	03/03/2032	EUR	45,000,000	(19,014)	–	19,014

Receive	3 Month JIBAR	Quarterly	(7.98)	Quarterly	03/07/2032	ZAR	16,000,000	–	48,806	48,806

Receive	3 Month JIBAR	Quarterly	(7.95)	Quarterly	03/07/2032	ZAR	16,500,000	–	52,321	52,321

Receive	6 Month THBFIX	Semi-Annually	(1.66)	Semi-Annually	05/26/2024	THB	850,000,000	–	64,144	64,144

Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	13,500,000,000	–	65,332	65,332

Pay	CLICP	Annually	10.90	Annually	07/22/2023	CLP	49,850,000,000	–	139,025	139,025

Receive	28 Day MXN TIIE	28 Day	(8.35)	28 Day	03/06/2025	MXN	787,500,000	–	220,785	220,785

Pay	BZDIOVRA	At Maturity	13.15	At Maturity	01/02/2025	BRL	133,046,179	–	286,702	286,702

Pay	BZDIOVRA	At Maturity	12.88	At Maturity	01/04/2027	BRL	103,795,903	–	317,154	317,154

Receive	3 Month JIBAR	Quarterly	(7.45)	Quarterly	04/29/2027	ZAR	385,000,000	–	372,022	372,022

Receive	3 Month JIBAR	Quarterly	(7.42)	Quarterly	05/05/2027	ZAR	370,000,000	–	382,629	382,629

Pay	BZDIOVRA	At Maturity	12.90	At Maturity	01/04/2027	BRL	122,728,546	–	389,850	389,850

Pay	6 Month EURIBOR	Semi-Annually	2.03	Annually	07/05/2032	EUR	11,000,000	(142)	429,415	429,557

Pay	6 Month EURIBOR	Semi-Annually	2.09	Annually	07/12/2032	EUR	11,000,000	(64)	488,662	488,726

Pay	28 Day MXN TIIE	28 Day	8.98	28 Day	09/08/2032	MXN	231,250,000	–	599,319	599,319

Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	336,700,000	1,586	810,127	808,541

Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	350,000,000	–	853,269	853,269

Receive	FBIL Overnight MIBOR	Semi-Annually	(5.65)	Semi-Annually	02/17/2027	INR	2,625,000,000	–	865,878	865,878

Pay	SOFR	Annually	2.62	Annually	07/05/2052	USD	24,550,000	–	984,298	984,298

Receive	3 Month JIBAR	Quarterly	(7.50)	Quarterly	03/01/2031	ZAR	310,000,000	1,876	1,297,755	1,295,879

Pay	SOFR	Annually	2.94	Annually	06/24/2032	USD	29,850,000	(10,617)	1,359,862	1,370,479

Pay	SOFR	Annually	2.80	Annually	07/05/2027	USD	107,350,000	–	1,758,637	1,758,637

Pay	6 Month EURIBOR	Semi-Annually	2.00	Annually	07/08/2032	EUR	53,133,000	–	1,904,599	1,904,599

Pay	SOFR	Annually	2.60	Annually	12/07/2052	USD	49,500,000	–	1,967,748	1,967,748

Pay	6 Month EURIBOR	Semi-Annually	2.03	Annually	09/15/2052	EUR	24,350,000	(83,627)	3,089,304	3,172,931

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Receive	3 Month COOVIBR	Quarterly	(4.20)%	Quarterly	02/08/2031	COP	43,000,000,000	$–	$3,420,614	$3,420,614

Pay	6 Month EURIBOR	Semi-Annually	2.21	Annually	07/11/2032	EUR	68,050,000	–	3,792,575	3,792,575

Pay	SOFR	Annually	2.84	Annually	06/09/2033	USD	132,500,000	–	5,189,290	5,189,290

Receive	6 Month CLICP	Semi-Annually	(2.34)	Semi-Annually	03/10/2026	CLP	30,000,000,000	–	5,650,827	5,650,827

Pay	SOFR	Annually	2.84	Annually	12/09/2032	USD	225,150,000	–	8,301,821	8,301,821

Subtotal – Appreciation								(110,002)	45,109,409	45,219,411

Interest Rate Risk

Pay	28 Day MXN TIIE	28 Day	6.12	28 Day	02/11/2031	MXN	660,000,000	–	(4,113,276)	(4,113,276)

Pay	6 Month EURIBOR	Semi-Annually	0.64	Annually	03/03/2032	EUR	45,000,000	–	(4,022,215)	(4,022,215)

Pay	SONIA	Annually	1.03	Annually	09/02/2052	GBP	12,250,000	–	(3,267,627)	(3,267,627)

Pay	BZDIOVRA	At Maturity	11.07	At Maturity	01/04/2027	BRL	118,159,490	–	(1,481,385)	(1,481,385)

Receive	TONAR	Annually	(0.63)	Annually	06/20/2032	JPY	3,395,000,000	–	(821,899)	(821,899)

Receive	FBIL Overnight MIBOR	Semi-Annually	(7.02)	Semi-Annually	05/25/2027	INR	1,875,000,000	–	(798,151)	(798,151)

Pay	SONIA	Annually	1.75	Annually	06/09/2032	GBP	25,000,000	537	(757,498)	(758,034)

Receive	28 Day MXN TIIE	28 Day	(9.75)	28 Day	09/18/2024	MXN	850,000,000	–	(732,334)	(732,334)

Receive	6 Month WIBOR	Semi-Annually	(8.05)	Annually	09/21/2024	PLN	127,500,000	–	(601,204)	(601,204)

Receive	6 Month WIBOR	Semi-Annually	(7.61)	Annually	09/21/2024	PLN	127,000,000	–	(387,727)	(387,727)

Receive	FBIL Overnight MIBOR	Semi-Annually	(6.62)	Semi-Annually	05/02/2027	INR	1,800,000,000	–	(374,681)	(374,681)

Pay	SONIA	Annually	2.09	Annually	05/25/2027	GBP	48,000,000	(1,822)	(307,299)	(305,477)

Receive	COOVIBR	Quarterly	(9.85)	Quarterly	07/21/2032	COP	17,843,000,000	–	(257,227)	(257,227)

Receive	TTHORON	Quarterly	(2.59)	Quarterly	06/13/2027	THB	355,000,000	–	(223,010)	(223,010)

Receive	COOVIBR	Quarterly	(9.71)	Quarterly	07/21/2032	COP	16,883,000,000	–	(206,866)	(206,866)

Receive	6 Month CLICP	Semi-Annually	(7.41)	Semi-Annually	07/22/2027	CLP	11,000,000,000	–	(169,480)	(169,480)

Receive	6 Month THBFIX	Semi-Annually	(2.11)	Semi-Annually	05/11/2024	THB	850,000,000	–	(110,880)	(110,880)

Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	36,300,000,000	–	(94,737)	(94,737)

Receive	6 Month THBFIX	Semi-Annually	(1.71)	Semi-Annually	04/18/2025	THB	573,000,000	–	(81,984)	(81,984)

Receive	6 Month THBFIX	Semi-Annually	(1.97)	Semi-Annually	05/13/2024	THB	875,000,000	–	(61,903)	(61,903)

Receive	6 Month THBFIX	Semi-Annually	(1.95)	Semi-Annually	05/13/2024	THB	850,000,000	–	(52,014)	(52,014)

Pay	6 Month EURIBOR	Semi-Annually	2.00	Annually	07/08/2032	EUR	53,133,000	55	0	(55)

Subtotal – Depreciation								(1,230)	(18,923,397)	(18,922,166)

Total Centrally Cleared Interest Rate Swap Agreements								$(111,232)	$26,186,012	$26,297,245

(a)	Centrally cleared swap agreements collateralized by $44,754,671 cash held with Counterparties.

		Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	1.665%	EUR	5,000,000	$30,192	$80,088	$49,896

J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	06/20/2027	1.935	EUR	7,500,000	253,870	331,490	77,620

J.P. Morgan Chase Bank, N.A.	Lloyds Banking Group PLC	Sell	1.00	Quarterly	12/20/2027	1.801	EUR	5,000,000	(239,216)	(207,704)	31,512

Subtotal–Appreciation									44,846	203,874	159,028

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

		Open Over-The-Counter Credit Default Swap Agreements(a)–(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.957%	EUR	10,000,000	$ 46,478	$5,228	$ (41,250)

Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	3.964	EUR	10,000,000	601,932	(699,756)	(1,301,688)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	13.547	EUR	5,000,000	25,451	(571,105)	(596,556)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	13.547	EUR	10,000,000	161,884	(1,142,209)	(1,304,093)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	13.547	EUR	5,000,000	61,000	(571,106)	(632,106)

J.P. Morgan Chase Bank, N.A.	HSBC Holdings PLC	Buy	(1.00)	Quarterly	12/20/2027	1.549	EUR	5,000,000	164,496	143,592	(20,904)

Subtotal–Depreciation									1,061,241	(2,835,356)	(3,896,597)

Total Open Over-The-Counter Credit Default Swap Agreements									$1,106,087	$(2,631,482)	$ (3,737,569)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $83,689,050.
(b)

Implied credit spreads represent the current level, as of July 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Interest Rate Risk

Bank of America, N.A.	Receive	3 Month MYR KLIBOR	Quarterly	(2.70)%	Quarterly	03/16/2024	MYR	198,000,000	$–	$372,412	$372,412

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $83,689,050.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Abbreviations:

AUD	– Australian Dollar
BRL	– Brazilian Real
BZDIOVRA	– Brazil Ceptip DI Interbank Deposit Rate
CAD	– Canadian Dollar
CDOR	– Canadian Dealer Offered Rate
CHF	– Swiss Franc
CLICP	– Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	– Chile Peso
CNH	– Chinese Renminbi
CNY	– Chinese Yuan Renminbi
COOVIBR	– Colombia IBR Overnight Nominal Interbank Reference Rate
COP	– Colombia Peso
CZK	– Czech Koruna
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Private Ltd.
GBP	– British Pound Sterling
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JIBAR	– Johannesburg Interbank Average Rate
JPY	– Japanese Yen
KLIBOR	– Kuala Lumpur Interbank Offered Rate
KRW	– South Korean Won
MIBOR	– Mumbai Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PLN	– Polish Zloty
RUB	– Russian Ruble
SEK	– Swedish Krona
SGD	– Singapore Dollar
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
THB	– Thai Baht
THBFIX	– Thai Baht Interest Rate Fixing
TIIE	– Interbank Equilibrium Interest Rate
TONAR	– Tokyo Overnight Average Rate
TTHORON	– Thai Overnight Repurchase Rate
USD	– U.S. Dollar
WIBOR	– Warsaw Interbank Offered Rate
ZAR	– South African Rand

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$–	$700,690,310	$0	$700,690,310

U.S. Dollar Denominated Bonds & Notes	–	249,297,779	–	249,297,779

Asset-Backed Securities	–	131,562,410	–	131,562,410

U.S. Treasury Securities	–	49,653,163	–	49,653,163

Common Stocks & Other Equity Interests	6,402,960	–	3,572,188	9,975,148

Preferred Stocks	–	7,282,225	–	7,282,225

Money Market Funds	87,371,882	5,665,880	–	93,037,762

Options Purchased	–	26,466,529	–	26,466,529

Total Investments in Securities	93,774,842	1,170,618,296	3,572,188	1,267,965,326

Other Investments - Assets*

Futures Contracts	634,049	–	–	634,049

Forward Foreign Currency Contracts	–	89,473,897	–	89,473,897

Swap Agreements	–	46,531,259	–	46,531,259

	634,049	136,005,156	–	136,639,205

Other Investments - Liabilities*

Futures Contracts	(3,527,508)	–	–	(3,527,508)

Forward Foreign Currency Contracts	–	(85,604,536)	–	(85,604,536)

Options Written	–	(99,844,245)	–	(99,844,245)

Swap Agreements	–	(23,025,433)	–	(23,025,433)

	(3,527,508)	(208,474,214)	–	(212,001,722)

Total Other Investments	(2,893,459)	(72,469,058)	–	(75,362,517)

Total Investments	$90,881,383	$1,098,149,238	$3,572,188	$1,192,602,809

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

Invesco International Bond Fund